COMBINED STATEMENT OF CHANGES IN EQUITY (UNAUDITED) - USD ($) $ in Millions	Total	Accumulated other comprehensive income (loss) – net	Net parent investment	Total equity attributable to GE Vernova	Equity attributable to noncontrolling interests
Beginning balance at Dec. 31, 2020	$ 11,935	$ (1,913)	$ 12,614	$ 10,701	$ 1,234
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(724)		(633)	(633)	(91)
Currency translation adjustments – net of taxes	(110)	(112)		(112)	2
Benefit plans – net of taxes	720	717		717	3
Cash flow hedges – net of taxes	52	52		52
Transfers from Parent	2,015		2,015	2,015
Changes in equity attributable to noncontrolling interests	(159)				(159)
Ending balance at Dec. 31, 2021	13,729	(1,256)	13,996	12,740	989
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(2,722)	0	(2,736)	(2,736)	14
Currency translation adjustments – net of taxes	(254)	(253)		(253)	(1)
Benefit plans – net of taxes	78	75		75	3
Cash flow hedges – net of taxes	(22)	(22)		(22)
Transfers from Parent	846		846	846
Changes in equity attributable to noncontrolling interests	(48)				(48)
Ending balance at Dec. 31, 2022	11,607	(1,456)	12,106	10,650	957
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(346)		(315)	(315)	(32)
Currency translation adjustments – net of taxes	63	63		63	(1)
Benefit plans – net of taxes	1,659	1,660		1,660	(2)
Cash flow hedges – net of taxes	17	17		17
Transfers from (to) Parent	(2,592)		(2,592)	(2,592)
Changes in equity attributable to noncontrolling interests	5				5
Ending balance at Mar. 31, 2023	10,412	285	9,199	9,484	928
Beginning balance at Dec. 31, 2022	11,607	(1,456)	12,106	10,650	957
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(474)		(438)	(438)	(36)
Currency translation adjustments – net of taxes	114	110		110	4
Benefit plans – net of taxes	640	642		642	(2)
Cash flow hedges – net of taxes	69	69		69
Transfers to Parent	(3,617)		(3,617)	(3,617)
Changes in equity attributable to noncontrolling interests	41				41
Ending balance at Dec. 31, 2023	8,380	(635)	8,051	7,416	964
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(106)		(130)	(130)	24
Currency translation adjustments – net of taxes	11	11		11
Benefit plans – net of taxes	(68)	(70)		(70)	2
Cash flow hedges – net of taxes	8	8		8
Transfers from (to) Parent	1,738		1,738	1,738
Changes in equity attributable to noncontrolling interests	18				18
Ending balance at Mar. 31, 2024	$ 9,980	$ (686)	$ 9,659	$ 8,974	$ 1,007